Share-based Payments (Details) - Schedule of Total Expenses Arising from Share-Based Payment Transactions - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Share-based Payments (Details) - Schedule of Total Expenses Arising from Share-Based Payment Transactions [Line Items]
Shares issued for services rendered in relation to the NASDAQ listing			$ 979,638
Shares issued to directors as remuneration			920,000
Shares issued to advisers as remuneration		117,600
Performance rights issued to directors and employees as remuneration		105,000	6,394,571
Options issued to directors as remuneration			112,188
Options issued to advisers as remuneration1	[1]	702,383
Expenses arising total		924,983	8,432,221
Options Issued to Directors as Remuneration [Member]
Share-based Payments (Details) - Schedule of Total Expenses Arising from Share-Based Payment Transactions [Line Items]
Options issued to directors as remuneration			$ 25,824

[1]	Options issued in relation to capital raising cost.